OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564


                            Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                        Pioneer Mid Cap Growth Fund
               Schedule of Investments  6/30/07 (unaudited)

 Shares                                                             Value
           COMMON STOCKS - 97.5 %
           Energy - 7.8 %
           Oil & Gas Drilling - 1.8 %
  155,200  Helmerich & Payne, Inc. (b)                          $ 5,497,184
  172,100  Patterson Energy, Inc. (b)                             4,510,741
                                                                $ 10,007,925
           Oil & Gas Equipment & Services - 2.8 %
  199,800  BJ Services Co.                                      $ 5,682,312
  174,600  Weatherford International, Inc. *                      9,644,904
                                                                $ 15,327,216
           Oil & Gas Exploration & Production - 1.9 %
  124,100  Noble Affiliates, Inc.                               $ 7,742,599
  124,700  Veneco, Inc. *                                         2,328,149
                                                                $ 10,070,748
           Oil & Gas Refining & Marketing - 1.3 %
  125,000  Tesoro Petroleum Corp.                               $ 7,143,750
           Total Energy                                         $ 42,549,639
           Materials - 2.5 %
           Diversified Metals & Mining - 1.4 %
   91,525  Freeport-McMoRan Copper & Gold, Inc. (Class B)       $ 7,580,101
           Industrial Gases - 1.1 %
   73,000  Air Products & Chemicals, Inc.                       $ 5,867,010
           Total Materials                                      $ 13,447,111
           Capital Goods - 12.3 %
           Aerospace & Defense - 2.2 %
  121,200  L-3 Communications Holdings, Inc.                    $ 11,803,668
           Construction, Farm Machinery & Heavy Trucks - 2.0 %
  136,200  Terex Corp. *                                        $ 11,073,060
           Electrical Component & Equipment - 1.2 %
  115,200  Thomas & Betts Corp. *                               $ 6,681,600
           Industrial Machinery - 6.9 %
  126,900  Dover Corp.                                          $ 6,490,935
  143,700  Ingersoll-Rand Co.                                     7,877,634
  158,200  ITT Corp.                                              10,801,896
  124,100  Parker Hannifin Corp.                                  12,150,631
                                                                $ 37,321,096
           Total Capital Goods                                  $ 66,879,424
           Commercial Services & Supplies - 1.1 %
           Diversified Commerc Services - 1.1 %
   60,000  The Dun & Bradstreet Corp.                           $ 6,178,800
           Total Commercial Services & Supplies                 $ 6,178,800
           Transportation - 1.2 %
           Airlines - 1.2 %
  421,800  Southwest Airlines Co.                               $ 6,289,038
           Total Transportation                                 $ 6,289,038
           Consumer Durables & Apparel - 1.7 %
           Apparel, Accessories & Luxury Goods - 1.7 %
  199,400  Coach, Inc. *                                        $ 9,449,566
           Total Consumer Durables & Apparel                    $ 9,449,566
           Consumer Services - 4.8 %
           Casinos & Gaming - 2.1 %
   80,200  Harrah's Entertainment, Inc.                         $ 6,837,852
  106,500  International Game Technology                          4,228,050
                                                                $ 11,065,902
           Hotels, Resorts & Cruise Lines - 1.0 %
  130,500  Royal Caribbean Cruises, Ltd.                        $ 5,608,890
           Restaurants - 1.7 %
  284,400  Yum! Brands, Inc.                                    $ 9,305,568
           Total Consumer Services                              $ 25,980,360
           Media - 3.9 %
           Advertising - 0.9 %
   91,600  Omnicom Group                                        $ 4,847,472
           Broadcasting & Cable TV - 1.4 %
   66,500  Liberty Media Holding Corp. *                        $ 7,825,720
           Publishing - 1.6 %
  138,100  Meredith Corp.                                       $ 8,506,960
           Total Media                                          $ 21,180,152
           Retailing - 7.3 %
           Apparel Retail - 7.3 %
  197,000  Abercrombie & Fitch Co.                              $ 14,377,060
  299,722  Ross Stores, Inc.                                      9,231,438
  579,200  TJX Companies, Inc.                                    15,928,000
                                                                $ 39,536,498
           Total Retailing                                      $ 39,536,498
           Food & Drug Retailing - 4.0 %
           Food Retail - 2.0 %
  383,001  Winn-Dixie Stores, Inc. *                            $ 11,221,929
           Hypermarkets & Supercenters - 2.0 %
  297,600  BJ'S Wholesale Club, Inc. *                          $ 10,722,528
           Total Food & Drug Retailing                          $ 21,944,457
           Food, Beverage & Tobacco - 6.4 %
           Distillers & Vintners - 0.5 %
  122,900  Constellation Brands, Inc. *                         $ 2,984,012
           Soft Drinks - 3.2 %
  320,100  Fomento Economico Mexicano SA de CV                  $ 12,586,332
  116,200  Hansen Natural Corp. *                                 4,994,276
                                                                $ 17,580,608
           Tobacco - 2.7 %
  186,700  Loews Corp Carolina Group                            $ 14,426,309
           Total Food, Beverage & Tobacco                       $ 34,990,929
           Health Care Equipment & Services - 8.1 %
           Health Care Equipment - 4.6 %
  335,800  Boston Scientific Corp. *                            $ 5,151,172
  207,900  Cytyc Corp. *                                          8,962,569
  107,200  Edwards Lifesciences Group *                           5,289,248
  300,000  Thoratec Corp. *                                       5,517,000
                                                                $ 24,919,989
           Health Care Services - 1.2 %
  122,000  Quest Diagnostics, Inc. (b)                          $ 6,301,300
           Health Care Technology - 1.2 %
  202,700  IMS Health, Inc.                                     $ 6,512,751
           Managed Health Care - 1.1 %
  109,300  Coventry Health Care, Inc *                          $ 6,301,145
           Total Health Care Equipment & Services               $ 44,035,185
           Pharmaceuticals & Biotechnology - 7.5 %
           Biotechnology - 2.7 %
  389,300  Cubist Pharmaceuticals, Inc. *                       $ 7,673,103
  242,300  Vertex Pharmaceuticals, Inc. *                         6,920,088
                                                                $ 14,593,191
           Life Sciences Tools & Services - 2.1 %
  149,400  Charles River Laboratories International, Inc. *     $ 7,712,028
   75,000  Thermo Fisher Scientific, Inc. *                       3,879,000
                                                                $ 11,591,028
           Pharmaceuticals - 2.7 %
  349,521  Teva Pharmaceutical Industries, Ltd.                 $ 14,417,741
           Total Pharmaceuticals & Biotechnology                $ 40,601,960
           Diversified Financials - 6.0 %
           Asset Management & Custody Banks - 5.0 %
   50,600  Affiliated Managers Group, Inc. * (b)                $ 6,515,256
  197,400  Federated Investors, Inc.                              7,566,342
  134,000  Legg Mason, Inc.                                       13,182,920
                                                                $ 27,264,518
           Investment Banking & Brokerage - 1.0 %
  236,100  E*TRADE Financial Corp. *                            $ 5,215,449
           Total Diversified Financials                         $ 32,479,967
           Insurance - 1.9 %
           Multi-Line Insurance - 1.1 %
  165,800  Genworth Financial, Inc.                             $ 5,703,520
           Reinsurance - 0.8 %
  127,400  Platinum Underwriter Holdings, Ltd.                  $ 4,427,150
           Total Insurance                                      $ 10,130,670
           Software & Services - 6.4 %
           Application Software - 4.6 %
  162,800  Amdocs, Ltd. *                                       $ 6,482,696
  251,900  Autodesk, Inc. *                                       11,859,452
  201,500  Citrix Systems, Inc. *                                 6,784,505
                                                                $ 25,126,653
           Systems Software - 1.8 %
  323,000  Macrovision Corp. *                                  $ 9,709,380
           Total Software & Services                            $ 34,836,033
           Technology Hardware & Equipment - 8.2 %
           Communications Equipment - 5.8 %
  187,650  F5 Networks, Inc. *                                  $ 15,124,590
  652,700  Juniper Networks Inc. *                                16,428,459
                                                                $ 31,553,049
           Computer Storage & Peripherals - 2.4 %
  444,000  Network Appliance, Inc. *                            $ 12,964,800
           Total Technology Hardware & Equipment                $ 44,517,849
           Semiconductors - 6.6 %
           Semiconductors - 6.6 %
   94,200  Advanced Micro Devices, Inc. * (b)                   $ 1,347,060
  251,800  Analog Devices, Inc.                                   9,477,752
  100,000  Intersil Holding Corp. *                               3,146,000
  698,300  LSI Corp. *                                            5,244,233
  500,800  Marvell Technology Group, Ltd. *                       9,119,568
  263,200  National Semiconductor Corp.                           7,440,664
                                                                $ 35,775,277
           Total Semiconductors                                 $ 35,775,277
           TOTAL COMMON STOCKS
           (Cost  $426,389,838)                                 $ 530,802,915

Principal
 Amount
           TEMPORARY CASH INVESTMENTS - 6.1 %
           Repurchase Agreement - 2.5 %
 $13,900,00UBS Warburg, Inc., 4.25%, dated 6/29/07, repurchase price of
           $13,900,000 plus accrued interest on 7/2/07, collateralized by $14,431,000 U.S. Treasury Bill, 3.375%, 11/15/08  $ 13,900,000
 Shares
           Security Lending Collateral - 3.6 %
19,126,363 Securities Lending Investment Fund, 5.28%            $ 19,126,363
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $33,026,363)                                  $ 33,026,363
           TOTAL INVESTMENT IN SECURITIES - 103.6%
           (Cost  $459,416,201)(a)                              $ 563,829,278
           OTHER ASSETS AND LIABILITIES - (3.6)%                $ (19,550,917)
           TOTAL NET ASSETS - 100.0%                            $ 544,278,361

       *   Non-income producing security.

     (a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $460,232,816 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $ 122,594,602

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (18,998,140)

           Net unrealized gain                                  $ 103,596,462

     (b)   At June 30, 2007, the following securities were out on loan:

 Shares                          Security                           Value
  92,724   Advanced Micro Devices, Inc. *                       $ 1,325,953
  50,094   Affiliated Managers Group, Inc. *                      6,450,103
 110,000   Helmerich & Payne, Inc.                                3,896,200
  86,634   Patterson Energy, Inc.                                 2,270,677
  87,684   Quest Diagnostics, Inc.                                4,528,879
           Total                                                $ 18,471,812


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.